Line of Credit and Notes Payable - Notes Payable (Details)						3 Months Ended	6 Months Ended
	Mar. 28, 2024 USD ($) shares	Jan. 14, 2024 USD ($)	Jan. 01, 2024 USD ($)	Nov. 21, 2023 USD ($) shares	Nov. 01, 2023 USD ($) installment	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 13, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 03, 2023 USD ($)	Jan. 12, 2023 USD ($)	Feb. 25, 2022 USD ($)	Dec. 01, 2021 USD ($)	Nov. 29, 2021 USD ($)
Line of Credit and Notes Payable
Aggregate principal amount	$ 224,000
Outstanding balance, promissory note						$ 2,428,880	$ 2,428,880		$ 220,000
Amortized debt discount							$ 7,000	$ 74,568
Shares issued to settled debt to Vsee debt holders (Shares) | shares	114,000
Note payable issued November 29, 2021
Line of Credit and Notes Payable
Aggregate principal amount																$ 654,044
Annual fixed interest rate (in percentage)																4.284%
Basis spread on the variable rate (in percentage)					3.00%		8.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]							us-gaap:PrimeRateMember
Number of installments | installment					36
Periodic payment					$ 19,409
Outstanding balance, promissory note						336,983	$ 336,983
Total interest expense						637	637
Accrued interest						27,097	27,097
Note payable issued December 1, 2021
Line of Credit and Notes Payable
Aggregate principal amount														$ 1,000,600	$ 500,000
Annual fixed interest rate (in percentage)														3.75%
Periodic payment			$ 7,682
Outstanding balance, promissory note						1,500,600	1,500,600
Total interest expense						925	925
Accrued interest						117,600	117,600
Note payable issued January 12, 2023
Line of Credit and Notes Payable
Aggregate principal amount													$ 220,000
Annual fixed interest rate (in percentage)													12.00%
Outstanding balance, promissory note									220,000
Accrued interest						0	0	11,953	12,980
Original issue discount (in percentage)													10.00%
Amortized debt discount								18,417
Interest expense								$ 30,370
Note Payable issued August 3, 2023
Line of Credit and Notes Payable
Aggregate principal amount												$ 33,000
Annual fixed interest rate (in percentage)												8.00%
Outstanding balance, promissory note						33,000	33,000
Total interest expense						143	143
Accrued interest						4,950	4,950
Original issue discount (in percentage)												10.00%
Default interest expense							143
Amortized debt discount							0
Maximum increased interest rate, upon event of default												26.00%
Note Payable issued August 18, 2023
Line of Credit and Notes Payable
Aggregate principal amount											$ 64,000
Annual fixed interest rate (in percentage)											8.00%
Outstanding balance, promissory note						64,000	64,000
Total interest expense						277	277
Accrued interest						9,600	9,600
Original issue discount (in percentage)											8.50%
Default interest expense							277
Amortized debt discount							0
Maximum increased interest rate, upon event of default											26.00%
Note Payable issued November 13, 2023
Line of Credit and Notes Payable
Aggregate principal amount										$ 22,000
Annual fixed interest rate (in percentage)										12.00%
Outstanding balance, promissory note						22,000	22,000
Accrued interest						3,080	3,080
Original issue discount (in percentage)										10.00%
Default interest expense							95
Amortized debt discount							0
Interest expense						95	95
Maximum increased interest rate, upon event of default										26.00%
Note payable issued January 14, 2024
Line of Credit and Notes Payable
Aggregate principal amount		$ 16,200
Annual fixed interest rate (in percentage)		8.00%
Outstanding balance, promissory note						16,200	16,200
Accrued interest						651	651
Interest expense						22	22
Term of debt		180 days
Note payable issued November 21, 2023
Line of Credit and Notes Payable
Aggregate principal amount				$ 220,000
Outstanding balance, promissory note						0	0		$ 220,000
Amortized debt discount						$ 0	$ 0
Shares issued to settled debt to Vsee debt holders (Shares) | shares				220